Accrued Expenses	6 Months Ended
Jun. 30, 2018
Accrued Expenses [Abstract]
ACCRUED EXPENSES

NOTE 8: ACCRUED EXPENSES

Accrued expenses as of June 30, 2018 and December 31, 2017 consisted of the following:

	June 30, 2018	December 31, 2017
Accrued voyage expenses	$1,119	$1,437
Accrued loan interest	9,412	8,910
Accrued legal and professional fees	2,844	1,864
Total accrued expenses	$13,375	$12,211

As of June 30, 2018 and December 31, 2017 the amount of $1,860 and $1,675, respectively, was included in accrued legal and professional fees that was authorized and approved by the Compensation Committee of Navios Acquisition in December 2017 to the directors and/or officers of the Company, subject to fulfillment of certain service conditions that were provided and completed as of June 30, 2018, and as of December 31, 2017, respectively. An amount of $1,805 is recorded in general and administrative expenses on the statements of operations for the three and the six month periods ended June 30, 2018, being compensation authorized to the directors/ officers of the Company ($1,000 for the three and the six month periods ended June 30, 2017).